Dividends Declared	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends Per Share [abstract]
Dividends Declared	Dividends declared

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

2023 final dividend of 420 SA cents per share (2022: 445 SA cents and 2021: 260 SA cents) declared on 22 February 2024.	198.5	214.7	153.2
2024 interim dividend of 300 SA cents was declared during 2024 (2023: 325 SA cents and 2022: 300 SA cents).	152.4	153.9	151.2
A final dividend in respect of the financial year ended 31 December 2024 of 700 SA cents per share was approved by the Board of Directors on
19 February 2025. This dividend payable is not reflected in these financial statements.

Dividends are subject to Dividend Withholding Tax.
Total dividends	350.9	368.6	304.4
Dividends per share – cents	39	41	34